PREPAIDS	12 Months Ended
Dec. 31, 2022
PREPAIDS

8. PREPAIDS

	December 31, 2022	December 31, 2021
Insurance	$1,148,455	$2,938,246
Prepaid director fees	-	107,763
Prepaid interest	1,889	6,969
Prepaid marketing services	733,417	1,638,179
Prepaid rent	12,485	-
Prepaid subscriptions	29,194	35,687
Deposits(1)	382,284	768,033
	$2,307,724	$5,494,877

(1)	A deposit in the amount of $228,572 related to the purchase of Vital inventory was written off as there was uncertainty related to whether the Company would recover the value.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2022

Expressed in Canadian Dollars